Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial liabilities designated at fair value through profit or loss
Note 16 – Financial liabilities designated at fair value through profit or loss

	12/31/2020			12/31/2019
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	—	—	—	11	—	11
Debt securities	11	132	143	38	152	190

Total	11	132	143	49	152	201

The effect of credit risk of these instruments is not significant at 12/31/2020 and 12/31/2019.

Shares and debt securities do not have a defined amount on maturity, since they vary according to stock market quotation and an exchange variation component, respectively.